RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due from others - related party	$ 97,730
Due to others - related party	227,784	15,000
Member of the Board of Directors [Member]
Related Party Transaction [Line Items]
Common shares issued for services, shares	200,000
Common shares issued for services, value	17,600
Price per share	$ 0.088
Affiliate [Member]
Related Party Transaction [Line Items]
Consulting fees	55,000	15,000
Members of the Board of Directors and Officers [Member]
Related Party Transaction [Line Items]
Common shares issued for services, shares		5,325,000
Common shares issued for services, value		5,325
Price per share		$ 0.001
Consulting fees	127,446	22,800
Three Officers And Directors [Member]
Related Party Transaction [Line Items]
Consulting fees		$ 180,892